INTANGIBLE ASSETS - Components of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 758,531
Intangible assets other than goodwill at end of period	704,210	$ 758,531
Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,080,107	1,010,425
Additions	43,134	44,078
Acquisition of subsidiaries (iii)	893	74,975
Disposals	(6,599)	(2,730)
Exchange and other adjustments (ii)	(42,650)	(46,641)
Intangible assets other than goodwill at end of period	1,074,885	1,080,107
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(321,576)	(330,878)
Disposals	6,539	2,730
Exchange and other adjustments (ii)	34,944	91,744
Amortization	(90,582)	(85,172)
Intangible assets other than goodwill at end of period	(370,675)	(321,576)
Development projects
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	77,110
Intangible assets other than goodwill at end of period	94,599	77,110
Development projects | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	128,826	80,367
Additions	31,102	32,826
Acquisition of subsidiaries (iii)	0	0
Disposals	(2,754)	(723)
Exchange and other adjustments (ii)	4,225	16,356
Intangible assets other than goodwill at end of period	161,399	128,826
Development projects | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(51,716)	(34,045)
Disposals	2,754	723
Exchange and other adjustments (ii)	(3,285)	(9,259)
Amortization	(14,553)	(9,135)
Intangible assets other than goodwill at end of period	(66,800)	(51,716)
Computer software, licenses and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	33,733
Intangible assets other than goodwill at end of period	33,914	33,733
Computer software, licenses and other | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	82,714	69,656
Additions	11,952	10,391
Acquisition of subsidiaries (iii)	0	1,991
Disposals	(853)	(1,843)
Exchange and other adjustments (ii)	(5,503)	2,519
Intangible assets other than goodwill at end of period	88,310	82,714
Computer software, licenses and other | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(48,981)	(38,085)
Disposals	793	1,843
Exchange and other adjustments (ii)	6,797	(1,308)
Amortization	(13,005)	(11,431)
Intangible assets other than goodwill at end of period	(54,396)	(48,981)
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	206,108
Intangible assets other than goodwill at end of period	171,725	206,108
Technology | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	345,906	315,256
Additions	80	116
Acquisition of subsidiaries (iii)	0	10,200
Disposals	(2,232)	0
Exchange and other adjustments (ii)	(28,795)	20,334
Intangible assets other than goodwill at end of period	314,959	345,906
Technology | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(139,798)	(99,364)
Disposals	2,232	0
Exchange and other adjustments (ii)	25,804	(7,818)
Amortization	(31,472)	(32,616)
Intangible assets other than goodwill at end of period	(143,234)	(139,798)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	220,547
Intangible assets other than goodwill at end of period	190,323	220,547
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	294,636	345,318
Additions	0	0
Acquisition of subsidiaries (iii)	521	45,743
Disposals	(760)	(164)
Exchange and other adjustments (ii)	(7,952)	(96,261)
Intangible assets other than goodwill at end of period	286,445	294,636
Customer relationships | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(74,089)	(152,973)
Disposals	760	164
Exchange and other adjustments (ii)	2,440	107,785
Amortization	(25,233)	(29,065)
Intangible assets other than goodwill at end of period	(96,122)	(74,089)
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	221,033
Intangible assets other than goodwill at end of period	213,649	221,033
Brands | Gross carrying amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	228,025	199,828
Additions	0	745
Acquisition of subsidiaries (iii)	372	17,041
Disposals	0	0
Exchange and other adjustments (ii)	(4,625)	10,411
Intangible assets other than goodwill at end of period	223,772	228,025
Brands | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(6,992)	(6,411)
Disposals	0	0
Exchange and other adjustments (ii)	3,188	2,344
Amortization	(6,319)	(2,925)
Intangible assets other than goodwill at end of period	$ (10,123)	$ (6,992)